Income tax - Composition of loss before tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax
Loss from Chinese Mainland operations	¥ (89,650)	¥ (255,716)	¥ (330,426)
(Loss)/ income from overseas operations	(49,403)	(11,314)	25,721
Loss before income tax	¥ (139,053)	¥ (267,030)	¥ (304,705)